China Contribution Plan and Profit Appropriation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Statement [Abstract]
Minimum percentage of profit after taxes required for appropriations to statutory reserve	10.00%	10.00%
Maximum statutory reserve accumulation percentage of entities registered capital	50.00%	50.00%
Statutory reserve	$ 13,215	79,998	79,312
Provision for statutory reserve	113	686	834
Total restricted net assets	$ 91,720	555,246	554,561